Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 93.7%
		Aerospace & Defense: 1.1%
326,923		1199169 B.C. Unlimited Liability Company 2019 Term Loan B2, 6.330%, (US0003M + 4.000%), 04/06/26	$328,711	0.0
608,077		Dynasty Acquisition Co., Inc. 2019 Term Loan B1, 6.330%, (US0003M + 4.000%), 04/06/26	611,403	0.1
1,900,000		KBR, Inc. Term Loan B, 6.152%, (US0001M + 3.750%), 04/25/25	1,904,750	0.1
14,809,872		Maxar Technologies Ltd. Term Loan B, 5.160%, (US0001M + 2.750%), 10/04/24	13,406,637	0.9
			16,251,501	1.1

		Auto Components: 0.3%
4,940,963		Broadstreet Partners, Inc. 2018 Term Loan B, 5.652%, (US0003M + 3.250%), 11/08/23	4,930,927	0.3

		Automotive: 3.3%
10,175,518		Bright Bidco B.V. 2018 Term Loan B, 5.854%, (US0003M + 3.500%), 06/30/24	7,224,617	0.5
5,481,829		Dynacast International LLC Term Loan B2, 5.580%, (US0003M + 3.250%), 01/28/22	5,310,522	0.4
7,591,311		Gates Global LLC 2017 USD Repriced Term Loan B, 5.152%, (US0001M + 2.750%), 04/01/24	7,561,265	0.5
2,452,675		Holley Purchaser, Inc. Term Loan B, 7.583%, (US0003M + 5.000%), 10/24/25	2,391,358	0.2
4,815,603		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.654%, (US0001M + 3.250%), 03/20/25	4,731,330	0.3
611,344	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 5.736%, (US0001M + 3.250%), 03/20/25	600,646	0.0
56,905	(1)	Mister Car Wash Holdings, Inc. 2019 Delayed Draw Term Loan, 6.003%, (US0003M + 3.500%), 05/14/26	56,780	0.0
1,138,095		Mister Car Wash Holdings, Inc. 2019 Term Loan B, 5.901%, (US0001M + 3.500%), 05/14/26	1,135,725	0.1

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Automotive: (continued)
5,785,000	Panther BF Aggregator 2 L P Term Loan B, 5.902%, (US0001M + 3.500%), 04/30/26	$5,744,505	0.4
2,119,170	Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.402%, (US0001M + 4.000%), 05/22/24	2,087,383	0.2
4,740,792	Tenneco, Inc. 2018 Term Loan B, 5.402%, (US0001M + 3.000%), 10/01/25	4,385,232	0.3
4,939,200	Truck Hero, Inc. 1st Lien Term Loan, 6.152%, (US0001M + 3.750%), 04/21/24	4,642,848	0.3
1,680,000	Truck Hero, Inc. 2nd Lien Term Loan, 10.652%, (US0001M + 8.250%), 04/21/25	1,629,600	0.1
		47,501,811	3.3

	Beverage & Tobacco: 0.4%
6,384,309	Refresco Group BV USD Term Loan B3, 5.768%, (US0003M + 3.250%), 03/28/25	6,368,348	0.4

	Brokers, Dealers & Investment Houses: 0.2%
3,086,168	Capital Automotive L.P. 2017 2nd Lien Term Loan, 8.410%, (US0001M + 6.000%), 03/24/25	3,101,599	0.2

	Building & Development: 1.7%
3,166,775	Core & Main LP 2017 Term Loan B, 5.520%, (US0003M + 3.000%), 08/01/24	3,163,475	0.2
4,773,031	GYP Holdings III Corp. 2018 Term Loan B, 5.152%, (US0001M + 2.750%), 06/01/25	4,659,672	0.3
1,876,875	Henry Company LLC Term Loan B, 6.402%, (US0001M + 4.000%), 10/05/23	1,876,406	0.1
2,499,331	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 6.330%, (US0003M + 4.000%), 05/30/25	2,474,338	0.2
2,331,060	MX Holdings US, Inc. 2018 USD Term Loan B1C, 5.402%, (US0001M + 3.000%), 07/31/25	2,330,332	0.2
3,285,997	Quikrete Holdings Inc Term Loan, 5.152%, (US0001M + 2.750%), 11/15/23	3,234,397	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Building & Development: (continued)
987,500	SMG US Midco 2, Inc. 2017 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 01/23/25	$982,871	0.1
3,540,694	Werner FinCo LP 2017 Term Loan, 6.330%, (US0003M + 4.000%), 07/24/24	3,403,492	0.2
2,036,753	Wilsonart LLC 2017 Term Loan B, 5.580%, (US0003M + 3.250%), 12/19/23	1,993,981	0.2
		24,118,964	1.7

	Business Equipment & Services: 12.0%
1,809,884	24-7 Intouch Inc 2018 Term Loan, 6.652%, (US0001M + 4.250%), 08/20/25	1,746,538	0.1
3,103,861	Acosta Holdco, Inc. 2015 Term Loan, 5.652%, (US0001M + 3.250%), 09/26/21	1,157,482	0.1
2,850,190	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.580%, (US0003M + 3.250%), 07/23/21	2,607,211	0.2
1,000,000	Advantage Sales & Marketing, Inc. 2014 2nd Lien Term Loan, 8.830%, (US0003M + 6.500%), 07/25/22	796,875	0.0
5,729,059	AlixPartners, LLP 2017 Term Loan B, 5.152%, (US0001M + 2.750%), 04/04/24	5,723,943	0.4
2,918,025	Ascend Learning, LLC 2017 Term Loan B, 5.402%, (US0001M + 3.000%), 07/12/24	2,876,078	0.2
2,325,598	Big Ass Fans, LLC 2018 Term Loan, 6.080%, (US0003M + 3.750%), 05/21/24	2,328,505	0.2
2,743,579	Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.652%, (US0001M + 3.250%), 10/03/23	2,752,838	0.2
3,347,842	Canyon Valor Companies, Inc. USD 2017 Term Loan B1, 5.080%, (US0003M + 2.750%), 06/16/23	3,326,222	0.2
5,897,455	Colorado Buyer Inc Term Loan B, 5.420%, (US0001M + 3.000%), 05/01/24	5,510,435	0.4
2,417,152	Convergint Technologies LLC 2018 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 02/03/25	2,364,277	0.2

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Business Equipment & Services: (continued)
5,383,257	EIG Investors Corp. 2018 1st Lien Term Loan, 6.271%, (US0003M + 3.750%), 02/09/23	$5,354,096	0.4
2,689,966	Ellie Mae, Inc. Term Loan, 6.525%, (US0003M + 4.000%), 04/02/26	2,681,560	0.2
5,802,721	EVO Payments International LLC 2018 1st Lien Term Loan, 5.660%, (US0001M + 3.250%), 12/22/23	5,793,048	0.4
6,275,931	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 6.152%, (US0001M + 3.750%), 10/01/25	6,096,622	0.4
1,628,308	Garda World Security Corporation 2017 Term Loan, 6.025%, (US0003M + 3.500%), 05/24/24	1,619,556	0.1
2,424,313	GreenSky Holdings, LLC 2018 Term Loan B, 5.688%, (US0001M + 3.250%), 03/31/25	2,421,282	0.2
905,850	Guidehouse LLP 2018 Term Loan, 5.402%, (US0001M + 3.000%), 05/01/25	896,792	0.1
4,253,150	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.333%, (US0003M + 4.000%), 11/21/24	4,136,189	0.3
2,988,454	IQOR US Inc. 2nd Lien Term Loan, 11.342%, (US0003M + 8.750%), 04/01/22	2,450,532	0.2
4,725,655	IQOR US Inc. Term Loan B, 7.592%, (US0003M + 5.000%), 04/01/21	4,614,602	0.3
7,231,367	KUEHG Corp. 2018 Incremental Term Loan, 6.080%, (US0003M + 3.750%), 02/21/25	7,218,712	0.5
4,329,528	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.811%, (US0003M + 3.250%), 03/13/25	4,271,080	0.3
2,305,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 10.080%, (US0003M + 7.500%), 03/13/26	2,305,000	0.2
1,370,000	Misys (Finastra) USD 2nd Lien Term Loan, 9.652%, (US0001M + 7.250%), 06/13/25	1,361,780	0.1
1,368,787	NeuStar, Inc. 2018 Term Loan B4, 5.902%, (US0001M + 3.500%), 08/08/24	1,327,152	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Business Equipment & Services: (continued)
1,997,460	NVA Holdings, Inc. Term Loan B3, 5.152%, (US0001M + 2.750%), 02/02/25	$1,996,627	0.1
1,120,000	NVA Holdings, Inc. Term Loan B4, 5.939%, (US0001M + 3.500%), 02/02/25	1,120,700	0.1
2,650,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.829%, (US0003M + 7.250%), 08/01/25	2,279,000	0.2
8,529,038	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 01/03/25	8,443,747	0.6
8,010,160	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 05/01/25	8,010,160	0.5
1,291,364	Prometric Holdings, Inc. 1st Lien Term Loan, 5.410%, (US0001M + 3.000%), 01/29/25	1,283,292	0.1
7,252,166	Red Ventures, LLC 2018 Term Loan B, 5.402%, (US0001M + 3.000%), 11/08/24	7,245,045	0.5
465,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 9.481%, (US0002M + 7.000%), 05/29/26	445,238	0.0
1,633,475	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.731%, (US0002M + 3.250%), 05/30/25	1,588,555	0.1
3,004,250	Research Now Group, Inc. 2017 1st Lien Term Loan, 8.083%, (US0003M + 5.500%), 12/20/24	3,002,997	0.2
3,074,550	Sandvine Corporation 2018 1st Lien Term Loan, 6.902%, (US0001M + 4.500%), 11/02/25	3,047,648	0.2
3,316,990	Solera Holdings, Inc. USD Term Loan B, 5.152%, (US0001M + 2.750%), 03/03/23	3,302,707	0.2
7,672,908	Spin Holdco Inc. 2017 Term Loan B, 5.851%, (US0003M + 3.250%), 11/14/22	7,537,950	0.5
3,592,850	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 6.833%, (US0003M + 4.250%), 07/30/25	3,577,131	0.2
2,250,000	Staples, Inc. 7 Year Term Loan, 7.601%, (US0003M + 5.000%), 04/16/26	2,164,923	0.1
1,141,492	Stiphout Finance LLC USD 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 10/26/22	1,132,931	0.1

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Business Equipment & Services: (continued)
2,201,696	SurveyMonkey Inc. 2018 Term Loan B, 6.140%, (US0001M + 3.750%), 10/10/25	$2,193,439	0.1
668,100	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 5.950%, (US0006M + 3.750%), 08/25/24	668,016	0.0
6,795,850	Verifone Systems, Inc. 2018 1st Lien Term Loan, 6.520%, (US0003M + 4.000%), 08/20/25	6,608,964	0.4
5,618,887	Verra Mobility Corporation 2018 1st Lien Term Loan, 6.152%, (US0001M + 3.750%), 02/28/25	5,645,229	0.4
8,227,825	Verscend Holding Corp. 2018 Term Loan B, 6.902%, (US0001M + 4.500%), 08/27/25	8,249,629	0.6
6,352,621	West Corporation 2017 Term Loan, 6.522%, (US0003M + 4.000%), 10/10/24	5,938,379	0.4
4,263,531	Yak Access, LLC 2018 1st Lien Term Loan B, 7.402%, (US0001M + 5.000%), 07/02/25	3,938,437	0.3
970,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 12.394%, (US0001M + 10.000%), 06/13/26	856,025	0.1
		174,015,176	12.0

	Cable & Satellite Television: 0.9%
1,666,000	Numericable Group SA USD Term Loan B11, 5.152%, (US0001M + 2.750%), 07/31/25	1,591,030	0.1
6,700,821	Radiate Holdco, LLC 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 02/01/24	6,560,292	0.4
5,756,533	WideOpenWest Finance LLC 2017 Term Loan B, 5.654%, (US0001M + 3.250%), 08/18/23	5,641,402	0.4
		13,792,724	0.9

	Chemicals & Plastics: 3.5%
4,643,136	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.771%, (US0003M + 3.250%), 09/13/23	4,561,881	0.3
3,498,112	Allnex USA, Inc. USD Term Loan B3, 5.771%, (US0003M + 3.250%), 09/13/23	3,436,895	0.2
4,558,164	Alpha 3 B.V. 2017 Term Loan B1, 5.330%, (US0003M + 3.000%), 01/31/24	4,469,850	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Chemicals & Plastics: (continued)
328,337	Avantor, Inc. 2017 1st Lien Term Loan, 5.402%, (US0003M + 3.000%), 11/21/24	$329,363	0.0
3,497,630	Composite Resins Holding B.V. 2018 Term Loan B, 6.815%, (US0003M + 4.250%), 08/01/25	3,471,397	0.3
10,155,511	Diamond (BC) B.V. USD Term Loan, 5.583%, (US0003M + 3.000%), 09/06/24	8,958,004	0.6
4,076,924	Encapsys, LLC 1st Lien Term Loan, 5.652%, (US0001M + 3.500%), 11/07/24	4,066,732	0.3
1,330,000	Hexion Inc USD Exit Term Loan, 5.820%, (US0003M + 3.500%), 06/25/26	1,331,662	0.1
2,794,522	Klockner-Pentaplast of America, Inc. USD 2017 Term Loan B2, 6.652%, (US0001M + 4.250%), 06/30/22	2,480,138	0.2
1,340,000	Momentive Performance Materials Inc. Term Loan B, 5.590%, (US0003M + 3.250%), 04/16/24	1,332,463	0.1
3,242,808	Polar US Borrower, LLC 2018 1st Lien Term Loan, 7.344%, (US0003M + 4.750%), 10/15/25	3,206,245	0.2
9,085,000	Starfruit Finco B.V 2018 USD Term Loan B, 5.669%, (US0001M + 3.250%), 10/01/25	8,963,824	0.6
3,686,395	Tronox Finance LLC Term Loan B, 5.374%, (US0001M + 3.000%), 09/23/24	3,653,372	0.3
		50,261,826	3.5

	Clothing/Textiles: 0.6%
9,642,294	Varsity Brands, Inc. 2017 Term Loan B, 5.902%, (US0001M + 3.500%), 12/15/24	9,473,554	0.6

	Consumer, Cyclical: 0.4%
5,831,100	24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.902%, (US0001M + 3.500%), 05/30/25	5,814,336	0.4

	Containers & Glass Products: 4.0%
2,011,863	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.524%, (US0006M + 3.000%), 04/22/24	1,971,208	0.1

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Containers & Glass Products: (continued)
2,327,413	Ball Metalpack, LLC 2018 1st Lien Term Loan B, 7.022%, (US0003M + 4.500%), 07/24/25	$2,304,138	0.2
9,395,000	Berry Global, Inc. USD Term Loan U, 5.003%, (US0003M + 2.500%), 05/15/26	9,345,892	0.6
6,464,288	BWAY Holding Company 2017 Term Loan B, 5.854%, (US0003M + 3.250%), 04/03/24	6,256,215	0.4
865,000	Charter NEX US, Inc. Incremental Term Loan, 5.902%, (US0001M + 3.500%), 05/16/24	864,027	0.1
3,458,918	Consolidated Container Company LLC 2017 1st Lien Term Loan, 5.152%, (US0001M + 2.750%), 05/22/24	3,415,681	0.2
1,843,524	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.440%, (US0003M + 3.000%), 12/29/23	1,756,287	0.1
8,717,136	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.690%, (US0003M + 3.250%), 06/29/25	8,301,512	0.6
3,638,250	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.912%, (US0001M + 3.500%), 05/01/25	3,583,676	0.2
425,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 10.162%, (US0001M + 7.750%), 05/01/26	408,000	0.0
830,307	Proampac PG Borrower LLC First Lien Term Loan, 5.992%, (US0001M + 3.500%), 11/18/23	797,268	0.1
660,000	Proampac PG Borrower LLC Second Lien Term Loan, 11.020%, (US0003M + 8.500%), 11/18/24	631,125	0.0
8,545,865	Reynolds Group Holdings Inc. USD 2017 Term Loan, 5.152%, (US0001M + 2.750%), 02/05/23	8,493,906	0.6
2,293,252	Titan Acquisition Limited 2018 Term Loan B, 5.402%, (US0001M + 3.000%), 03/28/25	2,192,922	0.2
5,174,265	TricorBraun Holdings Inc First Lien Term Loan, 6.156%, (US0001M + 3.750%), 11/30/23	5,103,119	0.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Containers & Glass Products: (continued)
2,637,245	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.652%, (US0001M + 3.250%), 10/17/24	$2,502,086	0.2
		57,927,062	4.0

	Cosmetics/Toiletries: 0.6%
4,213,163	Anastasia Parent, LLC 2018 Term Loan B, 6.152%, (US0001M + 3.750%), 08/11/25	3,615,420	0.3
4,448,196	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.772%, (US0003M + 4.250%), 06/30/24	4,431,516	0.3
		8,046,936	0.6

	Drugs: 1.6%
4,787,511	Alvogen Pharma US, Inc. 2018 Term Loan B, 7.150%, (US0001M + 4.750%), 04/02/22	4,416,479	0.3
5,883,811	Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.938%, (US0001M + 3.500%), 05/04/25	5,856,793	0.4
10,329,696	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.652%, (US0001M + 4.250%), 04/29/24	9,716,370	0.7
3,877,597	Horizon Pharma, Inc. 2019 Term Loan B, 4.938%, (US0001M + 2.500%), 05/22/26	3,880,021	0.2
		23,869,663	1.6

	Ecological Services & Equipment: 0.5%
7,135,940	GFL Environmental Inc. 2018 USD Term Loan B, 5.402%, (US0001M + 3.000%), 05/30/25	7,027,117	0.5
839,375	Gopher Resource, LLC 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 03/06/25	836,227	0.0
		7,863,344	0.5

	Electronics/Electrical: 14.0%
2,318,530	ABC Financial Services, Inc. 1st Lien Term Loan, 6.661%, (US0001M + 4.250%), 01/02/25	2,312,734	0.2
3,257,112	ASG Technologies Group, Inc. 2018 Term Loan, 5.902%, (US0001M + 3.500%), 07/31/24	3,218,434	0.2
885,000	Autodata, Inc. 2019 Term Loan B, 6.024%, (US0003M + 3.500%), 06/01/26	882,418	0.1

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
4,309,342	Barracuda Networks, Inc. 1st Lien Term Loan, 5.774%, (US0003M + 3.250%), 02/12/25	$4,312,035	0.3
10,676,350	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.580%, (US0003M + 4.250%), 10/02/25	10,149,205	0.7
1,225,714	Brave Parent Holdings, Inc. 1st Lien Term Loan, 6.583%, (US0003M + 4.000%), 04/18/25	1,218,820	0.1
864,000	Carbonite, Inc Term Loan B, 6.152%, (US0001M + 3.750%), 03/26/26	867,420	0.1
3,483,675	Cohu, Inc. 2018 Term Loan B, 5.200%, (US0006M + 3.000%), 09/20/25	3,370,456	0.2
2,189,000	Compuware Corporation 2018 Term Loan B, 5.902%, (US0001M + 4.000%), 08/22/25	2,191,736	0.1
4,393,863	Dynatrace LLC 2018 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 08/22/25	4,390,018	0.3
2,985,000	EagleView Technology Corporation 2018 Add On Term Loan B, 5.904%, (US0001M + 3.500%), 08/14/25	2,858,137	0.2
1,064,250	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.580%, (US0003M + 4.250%), 06/26/25	1,037,644	0.1
5,795,011	Epicor Software Corporation 1st Lien Term Loan, 5.660%, (US0001M + 3.250%), 06/01/22	5,764,227	0.4
2,132,025	Exact Merger Sub LLC 1st Lien Term Loan, 6.580%, (US0003M + 4.250%), 09/27/24	2,132,025	0.1
2,270,000	GlobalFoundries Inc USD Term Loan B, 6.438%, (US0003M + 4.000%), 05/24/26	2,241,625	0.1
6,693,585	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.652%, (US0003M + 3.250%), 12/01/23	6,623,857	0.4
9,268,235	Hyland Software, Inc. 2018 Term Loan 3, 5.652%, (US0001M + 3.250%), 07/01/24	9,249,699	0.6
4,035,000	Imperva, Inc. 1st Lien Term Loan, 6.411%, (US0001M + 4.000%), 01/12/26	4,019,239	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
1,368,871	Imperva, Inc. 2nd Lien Term Loan, 10.161%, (US0001M + 7.750%), 01/11/27	$1,341,494	0.1
6,643,121	Informatica Corporation 2018 USD Term Loan, 5.652%, (US0001M + 3.250%), 08/05/22	6,655,577	0.5
5,790,276	Kronos Incorporated 2017 Term Loan B, 5.579%, (US0003M + 3.000%), 11/01/23	5,783,438	0.4
1,277,500	McAfee, LLC 2017 2nd Lien Term Loan, 10.902%, (US0001M + 8.500%), 09/29/25	1,296,130	0.1
10,994,158	McAfee, LLC 2018 USD Term Loan B, 6.080%, (US0001M + 3.750%), 09/30/24	10,989,002	0.7
7,274,487	MH Sub I, LLC 2017 1st Lien Term Loan, 6.152%, (US0001M + 3.750%), 09/13/24	7,163,100	0.5
2,540,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.902%, (US0001M + 7.500%), 09/15/25	2,552,700	0.2
1,162,654	NAVEX TopCo, Inc. 2018 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 09/05/25	1,141,726	0.1
410,000	NAVEX TopCo, Inc. 2018 2nd Lien Term Loan, 9.402%, (US0001M + 7.000%), 09/05/26	406,925	0.0
3,342,151	Optiv Security, Inc. 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 02/01/24	3,078,956	0.2
2,323,325	Project Leopard Holdings, Inc. 2019 Term Loan, 6.450%, (US0001M + 4.250%), 07/07/23	2,323,687	0.2
6,798,319	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.833%, (US0003M + 4.250%), 05/16/25	6,709,091	0.5
3,000,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.833%, (US0003M + 8.250%), 05/16/26	2,952,501	0.2
6,276,861	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.576%, (US0003M + 3.000%), 11/03/23	5,801,389	0.4
8,939,083	Riverbed Technology, Inc. 2016 Term Loan, 5.660%, (US0001M + 3.250%), 04/24/22	7,749,685	0.5

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
1,685,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 10.652%, (US0001M + 8.250%), 11/20/26	$1,637,820	0.1
6,114,675	Rocket Software, Inc. 2018 Term Loan, 6.652%, (US0001M + 4.250%), 11/28/25	5,996,203	0.4
8,679,944	RP Crown Parent LLC Term Loan B, 5.152%, (US0001M + 2.750%), 10/12/23	8,647,394	0.6
1,135,000	Sirius Computer Solutions, Inc. 2019 Term Loan B, 6.753%, (US0003M + 4.250%), 05/20/26	1,135,354	0.1
7,738,523	SkillSoft Corporation 1st Lien Term Loan, 7.152%, (US0001M + 4.750%), 04/28/21	6,713,169	0.5
6,178,776	SolarWinds Holdings, Inc. 2018 Term Loan B, 5.152%, (US0001M + 2.750%), 02/05/24	6,153,029	0.4
4,537,200	SonicWall US Holdings Inc. 1st Lien Term Loan, 6.020%, (US0003M + 3.500%), 05/16/25	4,247,953	0.3
1,060,000	SonicWall US Holdings Inc. 2nd Lien Term Loan, 10.020%, (US0003M + 7.500%), 05/18/26	975,200	0.1
2,540,000	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 7.541%, (US0003M + 5.000%), 05/29/26	2,398,395	0.2
3,965,075	TriTech Software Systems 2018 Term Loan B, 6.152%, (US0001M + 3.750%), 08/29/25	3,924,187	0.3
5,635,000	Ultimate Software Group Inc(The) Term Loan B, 6.080%, (US0003M + 3.750%), 05/04/26	5,651,201	0.4
10,044,684	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.890%, (US0001M + 4.500%), 01/27/23	9,140,662	0.6
8,119,200	Vertafore, Inc. 2018 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 07/02/25	7,822,703	0.5
2,015,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.652%, (US0001M + 7.250%), 07/02/26	1,974,281	0.1
1,280,666	Web.com Group, Inc. 2018 2nd Lien Term Loan, 10.161%, (US0001M + 7.750%), 10/09/26	1,262,523	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Electronics/Electrical: (continued)
3,134,931	Web.com Group, Inc. 2018 Term Loan B, 6.161%, (US0001M + 3.750%), 10/10/25	$3,103,908	0.2
		203,569,112	14.0

	Financial: 0.1%
1,317,933	Blucora, Inc. 2017 Term Loan B, 5.481%, (US0002M + 3.000%), 05/22/24	1,322,052	0.1

	Financial Intermediaries: 2.2%
3,448,938	Advisor Group, Inc. 2018 Term Loan, 6.152%, (US0001M + 3.750%), 08/15/25	3,452,173	0.2
4,397,277	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 06/15/25	4,371,756	0.3
1,185,000	Blackstone Mortgage Trust, Inc. Term Loan B, 4.902%, (US0001M + 2.500%), 04/23/26	1,190,925	0.1
6,466,138	DTZ U.S. Borrower LLC 2018 Add On Term Loan B, 5.652%, (US0001M + 3.250%), 08/21/25	6,455,598	0.4
8,463,548	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.644%, (US0001M + 3.250%), 07/21/25	8,456,938	0.6
1,045,000	Edelman Financial Center, LLC 2018 2nd Lien Term Loan, 9.144%, (US0001M + 6.750%), 07/20/26	1,054,144	0.1
1,561,698	Priority Payment Systems LLC Term Loan, 7.410%, (US0001M + 5.000%), 01/03/23	1,564,626	0.1
5,795,000	Victory Capital Holdings, Inc. 2019 Term Loan B, 5.570%, (US0003M + 3.250%), 07/01/26	5,809,487	0.4
		32,355,647	2.2

	Food Products: 1.7%
3,989,950	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 6.169%, (US0001M + 3.750%), 10/01/25	3,997,431	0.3
400,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 10.169%, (US0001M + 7.750%), 10/01/26	400,000	0.0

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Food Products: (continued)
2,210,625	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 6.081%, (US0003M + 3.500%), 07/07/24	$2,216,151	0.2
2,406,898	Del Monte Foods, Inc. 1st Lien Term Loan, 5.776%, (US0003M + 3.250%), 02/18/21	1,713,411	0.1
8,679,207	IRB Holding Corp 1st Lien Term Loan, 5.644%, (US0001M + 3.250%), 02/05/25	8,593,317	0.6
2,741,175	NPC International, Inc. 1st Lien Term Loan, 5.939%, (US0001M + 3.500%), 04/19/24	2,220,352	0.2
970,000	NPC International, Inc. 2nd Lien Term Loan, 9.939%, (US0002M + 7.500%), 04/18/25	589,275	0.0
5,165,963	Sigma Bidco B.V. 2018 USD Term Loan B, 5.603%, (US0003M + 3.000%), 07/02/25	5,114,303	0.3
		24,844,240	1.7

	Food Service: 1.5%
1,190,000	Carrols Restaurant Group, Inc. Term Loan B, 5.660%, (US0001M + 3.250%), 04/04/26	1,184,546	0.1
2,971,265	Dhanani Group Inc. 2018 Term Loan B, 6.152%, (US0001M + 3.750%), 07/20/25	2,874,698	0.2
2,241,730	Flynn Restaurant Group LP 1st Lien Term Loan, 5.902%, (US0001M + 3.500%), 06/27/25	2,179,383	0.2
1,026,878	Fogo De Chao, Inc. 2018 Add On Term Loan, 6.652%, (US0001M + 4.250%), 04/07/25	1,028,162	0.1
6,863,734	Golden Nugget, Inc. 2017 Incremental Term Loan B, 5.149%, (US0001M + 2.750%), 10/04/23	6,816,011	0.5
6,098,400	Hearthside Food Solutions, LLC 2018 Term Loan B, 6.090%, (US0001M + 3.688%), 05/23/25	5,966,906	0.4
620,871	K-Mac Holdings Corp 2018 2nd Lien Term Loan, 9.152%, (US0001M + 6.750%), 03/16/26	617,766	0.0
640,000	Tacala, LLC 2nd Lien Term Loan, 9.402%, (US0001M + 7.000%), 01/30/26	646,400	0.0
		21,313,872	1.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Food/Drug Retailers: 1.7%
10,880,321	Albertsons, LLC Term Loan B7, 5.402%, (US0001M + 3.000%), 11/17/25	$10,842,436	0.7
5,218,961	EG Finco Limited 2018 USD Term Loan, 6.330%, (US0003M + 4.000%), 02/07/25	5,140,676	0.4
933,188	EG Group Limited 2018 USD Term Loan B, 6.330%, (US0003M + 4.000%), 02/07/25	919,190	0.1
6,366,861	Moran Foods LLC Term Loan, 8.330%, (US0003M + 6.000%), 12/05/23	3,438,105	0.2
4,547,150	United Natural Foods, Inc. Term Loan B, 6.652%, (US0001M + 4.250%), 10/22/25	3,819,606	0.3
		24,160,013	1.7

	Forest Products: 0.3%
3,271,933	Blount International Inc. 2018 Term Loan B, 6.152%, (US0001M + 3.750%), 04/12/23	3,274,658	0.2
1,785,000	Multi Color Corporation 2019 USD Term Loan, 6.820%, (US0003M + 4.500%), 06/18/26	1,788,713	0.1
		5,063,371	0.3

	Health Care: 10.1%
1,527,325	Accelerated Health Systems, LLC Term Loan B, 5.919%, (US0001M + 3.500%), 10/31/25	1,536,871	0.1
4,993,883	ADMI Corp. 2018 Term Loan B, 5.152%, (US0001M + 2.750%), 04/30/25	4,925,217	0.3
1,555,000	Agiliti Health, Inc Term Loan, 5.500%, (US0001M + 3.000%), 01/04/26	1,556,905	0.1
3,225,749	Air Methods Corporation 2017 Term Loan B, 5.830%, (US0003M + 3.500%), 04/21/24	2,639,066	0.2
6,885,000	Athenahealth, Inc. 2019 Term Loan B, 7.045%, (US0003M + 4.500%), 02/11/26	6,882,852	0.5
4,039,676	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.904%, (US0001M + 3.500%), 05/10/23	3,986,655	0.3
7,155,000	Auris Luxembourg III S.a.r.l. 2019 USD Term Loan B, 6.152%, (US0001M + 3.750%), 02/27/26	7,179,599	0.5

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care: (continued)
2,542,219	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 5.652%, (US0001M + 3.250%), 09/01/24	$2,506,203	0.2
5,448,617	Change Healthcare Holdings LLC 2017 Term Loan B, 5.152%, (US0001M + 2.750%), 03/01/24	5,413,429	0.4
4,733,330	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.402%, (US0001M + 3.000%), 06/07/23	4,717,057	0.3
1,988,425	Concentra Inc. 2018 1st Lien Term Loan, 5.210%, (US0003M + 2.750%), 06/01/22	1,993,396	0.1
3,413,039	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 6.152%, (US0001M + 3.750%), 06/06/25	3,379,619	0.2
1,824,669	Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.910%, (US0001M + 4.500%), 12/20/24	1,678,695	0.1
9,542,050	Envision Healthcare Corporation 2018 1st Lien Term Loan, 6.152%, (US0001M + 3.750%), 10/10/25	8,307,547	0.6
5,139,058	ExamWorks Group, Inc. 2017 Term Loan, 5.652%, (US0001M + 3.250%), 07/27/23	5,145,482	0.4
2,955,000	Global Medical Response, Inc. 2017 Term Loan B2, 6.652%, (US0001M + 4.250%), 03/14/25	2,785,616	0.2
4,141,241	Global Medical Response, Inc. 2018 Term Loan B1, 5.644%, (US0001M + 3.250%), 04/28/22	3,911,253	0.3
2,030,892	GoodRx, Inc. 1st Lien Term Loan, 5.144%, (US0001M + 2.750%), 10/10/25	2,018,621	0.1
5,046,863	Inovalon Holdings, Inc. 2018 Term Loan B, 5.938%, (US0001M + 3.500%), 04/02/25	5,051,067	0.3
4,422,617	Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.580%, (US0003M + 3.250%), 02/02/24	4,433,674	0.3
2,031,325	Lifescan Global Corporation 2018 1st Lien Term Loan, 8.660%, (US0003M + 6.000%), 10/01/24	1,945,841	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
7,372,929		MPH Acquisition Holdings LLC 2016 Term Loan B, 5.080%, (US0003M + 2.750%), 06/07/23	$7,067,262	0.5
3,723,157		nThrive, Inc. 2016 1st Lien Term Loan, 6.902%, (US0001M + 4.500%), 10/20/22	3,532,345	0.2
4,666,171		Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.680%, (US0003M + 3.250%), 06/30/25	4,496,052	0.3
3,799,802		Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 5.152%, (US0001M + 2.750%), 02/14/25	3,685,808	0.3
1,128,088	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 5.152%, (US0001M + 2.750%), 02/14/25	1,094,245	0.1
3,890,000		Phoenix Guarantor Inc Term Loan B, 6.921%, (US0001M + 4.500%), 03/05/26	3,876,222	0.3
5,678,206		Prospect Medical Holdings, Inc. 2018 Term Loan B, 7.938%, (US0001M + 5.500%), 02/22/24	5,373,003	0.4
4,472,525		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 6.904%, (US0001M + 4.500%), 11/17/25	4,457,989	0.3
5,160,466		Sotera Health Holdings, LLC 2017 Term Loan, 5.402%, (US0001M + 3.000%), 05/15/22	5,106,710	0.3
6,489,524		Surgery Center Holdings, Inc. 2017 Term Loan B, 5.660%, (US0001M + 3.250%), 09/02/24	6,284,020	0.4
2,702,178		Team Health Holdings, Inc. 1st Lien Term Loan, 5.152%, (US0001M + 2.750%), 02/06/24	2,381,294	0.2
1,234,841		Tecomet Inc. 2017 Repriced Term Loan, 5.911%, (US0001M + 3.500%), 05/01/24	1,233,683	0.1
4,153,589		U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.402%, (US0001M + 3.000%), 06/23/24	4,093,881	0.3
8,162,480		Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.412%, (US0001M + 3.000%), 06/02/25	8,167,581	0.6
1,341,638		Vizient, Inc. 2019 Term Loan B, 5.152%, (US0001M + 2.750%), 05/06/26	1,343,594	0.1

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Health Care: (continued)
659,652	Wink Holdco, Inc 1st Lien Term Loan B, 5.402%, (US0001M + 3.000%), 12/02/24	$647,283	0.0
1,010,000	Wink Holdco, Inc 2nd Lien Term Loan B, 9.160%, (US0001M + 6.750%), 11/03/25	1,008,106	0.1
		145,843,743	10.1

	Home Furnishings: 0.4%
1,994,944	Hillman Group Inc. (The) 2018 Term Loan B, 6.402%, (US0001M + 4.000%), 05/31/25	1,923,875	0.1
3,829,076	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 5.152%, (US0001M + 2.750%), 05/02/22	3,808,188	0.3
		5,732,063	0.4

	Industrial: 0.6%
8,932,500	NCI Building Systems, Inc. 2018 Term Loan, 6.354%, (US0003M + 3.750%), 04/12/25	8,709,187	0.6

	Industrial Equipment: 1.1%
5,536,315	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.330%, (US0003M + 4.000%), 11/30/23	5,269,813	0.4
1,616,875	CPM Holdings, Inc. 2018 1st Lien Term Loan, 6.152%, (US0001M + 3.750%), 11/15/25	1,600,706	0.1
2,488,903	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.402%, (US0001M + 3.000%), 12/20/24	2,481,126	0.2
1,835,838	ExGen Renewables IV, LLC Term Loan B, 5.530%, (US0003M + 3.000%), 11/28/24	1,753,225	0.1
2,409,765	Kenan Advantage Group, Inc. 2015 Term Loan, 5.402%, (US0001M + 3.000%), 07/31/22	2,331,448	0.2
732,754	Kenan Advantage Group, Inc. CAD Term Loan B, 5.402%, (US0001M + 3.000%), 07/31/22	708,940	0.0
243,322	Safe Fleet Holdings LLC 2018 1st Lien Term Loan, 5.420%, (US0001M + 3.000%), 02/01/25	238,912	0.0
475,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 9.170%, (US0001M + 6.750%), 02/01/26	466,094	0.0

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Industrial Equipment: (continued)
848,588	Shape Technologies Group, Inc. Term Loan, 5.487%, (US0003M + 3.000%), 04/21/25	$816,235	0.1
		15,666,499	1.1

	Insurance: 4.8%
1,975,050	Achilles Acquisition LLC 2018 Term Loan, 6.438%, (US0001M + 4.000%), 10/13/25	1,977,519	0.1
6,596,373	Acrisure, LLC 2017 Term Loan B, 6.772%, (US0003M + 4.250%), 11/22/23	6,575,759	0.5
734,450	Acrisure, LLC 2018 Term Loan B, 6.272%, (US0003M + 3.750%), 11/22/23	729,213	0.0
2,837,381	Alera Group Holdings, Inc. 2018 Term Loan B, 6.902%, (US0001M + 4.500%), 07/25/25	2,847,987	0.2
6,664,682	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 5.404%, (US0001M + 3.000%), 05/09/25	6,489,734	0.4
2,415,000	Alliant Holdings Intermediate, LLC Term Loan B, 5.662%, (US0001M + 3.250%), 05/09/25	2,387,228	0.2
5,655,000	AmWINS Group, Inc. 2017 Term Loan B, 5.157%, (US0001M + 2.750%), 01/25/24	5,623,191	0.4
5,619,776	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.330%, (US0003M + 3.000%), 09/19/24	5,582,899	0.4
1,120,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.330%, (US0003M + 7.000%), 09/19/25	1,136,240	0.1
1,815,875	Aretec Group, Inc. 2018 Term Loan, 6.652%, (US0001M + 4.250%), 10/01/25	1,781,827	0.1
5,386,497	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.902%, (US0001M + 3.500%), 10/22/24	5,342,732	0.4
4,573,234	CCC Information Services, Inc. 2017 1st Lien Term Loan, 5.160%, (US0001M + 2.750%), 04/26/24	4,524,071	0.3
300,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 9.152%, (US0001M + 6.750%), 04/27/25	302,500	0.0

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Insurance: (continued)
5,222,026	Hub International Limited 2018 Term Loan B, 5.586%, (US0003M + 3.000%), 04/25/25	$5,100,452	0.4
7,336,505	NFP Corp. Term Loan B, 5.402%, (US0001M + 3.000%), 01/08/24	7,141,302	0.5
8,313,237	Sedgwick Claims Management Services, Inc. 2018 Term Loan B, 5.652%, (US0001M + 3.250%), 12/31/25	8,214,518	0.6
3,310,576	USI, Inc. 2017 Repriced Term Loan, 5.330%, (US0003M + 3.000%), 05/16/24	3,234,019	0.2
		68,991,191	4.8

	Leisure Good/Activities/Movies: 5.0%
2,508,409	Airxcel, Inc. 2018 1st Lien Term Loan, 6.902%, (US0001M + 4.500%), 04/28/25	2,373,582	0.2
865,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 11.152%, (US0001M + 8.750%), 04/27/26	784,988	0.1
4,513,688	AMC Entertainment Holdings Inc. 2019 Term Loan B, 5.230%, (US0006M + 3.000%), 04/22/26	4,511,219	0.3
3,390,000	Bombardier Recreational Products, Inc. 2019 Incremental Term Loan B2, 4.820%, (US0003M + 2.500%), 05/23/25	3,364,575	0.2
6,783,725	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.080%, (US0003M + 2.750%), 09/18/24	6,291,905	0.4
9,199,172	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.402%, (US0001M + 3.000%), 03/08/24	9,190,957	0.6
1,794,192	Equinox Holdings, Inc. 2017 2nd Lien Term Loan, 9.402%, (US0001M + 7.000%), 09/06/24	1,806,900	0.1
9,411,974	Fitness International, LLC 2018 Term Loan B, 5.652%, (US0001M + 3.250%), 04/18/25	9,360,989	0.7
2,984,848	Intrawest Resorts Holdings, Inc. Term Loan B1, 5.402%, (US0001M + 3.000%), 07/31/24	2,976,921	0.2
7,082,077	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.900%, (US0001M + 3.500%), 07/03/24	7,090,752	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Leisure Good/Activities/Movies: (continued)
6,398,033	Life Time, Inc. 2017 Term Loan B, 5.272%, (US0003M + 2.750%), 06/10/22	$6,380,892	0.4
2,945,200	NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 10/20/25	2,947,041	0.2
2,280,000	NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 9.402%, (US0001M + 7.000%), 10/19/26	2,268,600	0.2
2,033,951	SRAM, LLC 2018 Term Loan B, 5.223%, (US0002M + 2.750%), 03/15/24	2,033,951	0.1
7,111,793	Thor Industries, Inc. USD Term Loan B, 6.250%, (US0001M + 3.750%), 02/01/26	7,022,838	0.5
1,641,750	WeddingWire, Inc. 1st Lien Term Loan, 6.902%, (US0001M + 4.500%), 12/19/25	1,647,907	0.1
600,000	WeddingWire, Inc. 2nd Lien Term Loan, 10.690%, (US0001M + 8.250%), 12/21/26	599,250	0.1
1,560,000	Winnebago Industries, Inc. 2017 Term Loan, 5.953%, (US0003M + 3.500%), 11/08/23	1,560,000	0.1
		72,213,267	5.0

	Lodging & Casinos: 3.1%
10,242,573	Caesars Resort Collection, LLC 2017 1st Lien Term Loan B, 5.152%, (US0001M + 2.750%), 12/22/24	10,066,985	0.7
7,949,118	Everi Payments Inc. Term Loan B, 5.402%, (US0001M + 3.000%), 05/09/24	7,949,945	0.6
6,031,250	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.410%, (US0001M + 3.000%), 10/21/24	6,016,172	0.4
2,420,000	PCI Gaming Authority Term Loan, 5.402%, (US0001M + 3.000%), 05/29/26	2,426,050	0.2
8,962,869	Scientific Games International, Inc. 2018 Term Loan B5, 5.216%, (US0002M + 2.750%), 08/14/24	8,839,630	0.6
9,369,971	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.830%, (US0003M + 3.500%), 07/10/25	9,381,683	0.6
		44,680,465	3.1

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Nonferrous Metals/Minerals: 1.0%
11,360,312	Covia Holdings Corporation Term Loan, 6.598%, (US0003M + 4.000%), 06/01/25	$9,239,716	0.6
5,216,820	U.S. Silica Company 2018 Term Loan B, 6.438%, (US0001M + 4.000%), 05/01/25	4,904,745	0.4
		14,144,461	1.0

	Oil & Gas: 2.3%
2,049,300	Brazos Delaware II, LLC Term Loan B, 6.383%, (US0001M + 4.000%), 05/21/25	1,927,623	0.1
2,670,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 9.152%, (US0001M + 6.750%), 10/29/25	2,456,400	0.2
2,264,447	Glass Mountain Pipeline Holdings, LLC Term Loan B, 7.120%, (US0003M + 4.500%), 12/23/24	2,224,819	0.1
4,352,113	Grizzly Acquisitions Inc. 2018 Term Loan B, 5.850%, (US0003M + 3.250%), 10/01/25	4,352,891	0.3
958,306	HGIM Corp. 2018 Exit Term Loan, 8.743%, (US0003M + 6.000%), 07/02/23	919,175	0.1
2,545,000	Lower Cadence Holdings LLC Term Loan B, 6.404%, (US0001M + 4.000%), 05/22/26	2,539,432	0.2
3,010,000	Lucid Energy Group II LLC Incremental Term Loan B2, 5.383%, (US0001M + 3.000%), 02/17/25	2,897,125	0.2
3,782,125	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.402%, (US0001M + 5.000%), 05/09/25	3,725,000	0.2
6,141,475	Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.652%, (US0001M + 3.250%), 10/30/24	5,988,896	0.4
922,523	MEG Energy Corp. 2017 Term Loan B, 5.902%, (US0001M + 3.500%), 12/31/23	923,099	0.1
840,775	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 5.652%, (US0001M + 3.250%), 09/29/25	841,826	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Oil & Gas: (continued)
3,011,875	Navitas Midstream Midland Basin, LLC Term Loan B, 6.902%, (US0001M + 4.500%), 12/13/24	$2,913,989	0.2
2,290,000	Waterbridge Midstream Operating LLC Term Loan B, 8.070%, (US0003M + 5.750%), 05/29/26	2,244,200	0.1
		33,954,475	2.3

	Publishing: 0.3%
1,068,438	Merrill Communications, LLC 2015 Term Loan, 7.833%, (US0003M + 5.250%), 06/01/22	1,077,787	0.1
2,885,920	Tribune Media Company Term Loan C, 5.402%, (US0001M + 3.000%), 01/27/24	2,888,445	0.2
231,545	Tribune Media Company Term Loan, 5.402%, (US0001M + 3.000%), 12/27/20	231,763	0.0
		4,197,995	0.3

	Radio & Television: 1.3%
5,208,445	A-L Parent LLC 2016 1st Lien Term Loan, 5.660%, (US0001M + 3.250%), 12/01/23	5,221,466	0.4
2,663,650	Cumulus Media New Holdings Inc. Exit Term Loan, 6.910%, (US0001M + 4.500%), 05/15/22	2,654,460	0.2
3,086,779	Entercom Media Corp. 2017 Term Loan B, 5.152%, (US0001M + 2.750%), 11/18/24	3,090,637	0.2
7,435,000	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 5.070%, (US0003M + 2.750%), 06/19/26	7,417,959	0.5
		18,384,522	1.3

	Retailers (Except Food & Drug): 2.8%
2,450,815	Academy, Ltd. 2015 Term Loan B, 6.439%, (US0001M + 4.000%), 07/01/22	1,770,714	0.1
4,483,314	Bass Pro Group, LLC Term Loan B, 7.402%, (US0001M + 5.000%), 09/25/24	4,291,343	0.3
3,789,549	Belk, Inc. TL B 1L, 7.285%, (US0003M + 4.750%), 12/12/22	3,072,919	0.2
1,590,805	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 5.161%, (US0001M + 2.750%), 02/03/24	1,594,684	0.1

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Retailers (Except Food & Drug): (continued)
7,456,452	Jo-Ann Stores, Inc. 2016 Term Loan, 7.592%, (US0003M + 5.000%), 10/20/23	$6,636,242	0.5
994,876	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.842%, (US0003M + 9.250%), 05/21/24	820,773	0.1
9,140,786	Leslies Poolmart, Inc. 2016 Term Loan, 5.981%, (US0002M + 3.500%), 08/16/23	8,691,361	0.6
9,042,351	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.690%, (US0001M + 3.250%), 04/09/25	8,047,692	0.5
7,655,398	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.833%, (US0003M + 3.250%), 01/26/23	5,971,211	0.4
		40,896,939	2.8

	Steel: 0.2%
2,273,649	GrafTech Finance, Inc. 2018 Term Loan B, 5.902%, (US0001M + 3.500%), 02/12/25	2,237,411	0.2

	Surface Transport: 0.7%
5,265,614	Navistar International Corporation 2017 1st Lien Term Loan B, 5.910%, (US0001M + 3.500%), 11/06/24	5,267,809	0.4
4,993,613	Savage Enterprises LLC 2018 1st Lien Term Loan B, 6.920%, (US0001M + 4.500%), 08/01/25	5,012,340	0.3
		10,280,149	0.7

	Technology: 0.5%
7,318,886	Misys (Finastra) - TL B 1L, 5.902%, (US0001M + 3.500%), 06/13/24	7,147,024	0.5

	Telecommunications: 5.8%
1,940,000	Altice Financing SA 2017 USD Term Loan B, 5.144%, (US0001M + 2.750%), 07/15/25	1,843,809	0.1
1,940,450	Altice Financing SA USD 2017 1st Lien Term Loan, 5.144%, (US0001M + 2.750%), 01/31/26	1,853,735	0.1
3,600,000	Asurion LLC 2017 2nd Lien Term Loan, 8.902%, (US0001M + 6.500%), 08/04/25	3,655,501	0.3
6,753,089	Asurion LLC 2017 Term Loan B4, 5.402%, (US0001M + 3.000%), 08/04/22	6,745,492	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
	Telecommunications: (continued)
11,036,019	Asurion LLC 2018 Term Loan B7, 5.402%, (US0001M + 3.000%), 11/03/24	$11,025,667	0.8
7,160,801	Avaya, Inc. 2018 Term Loan B, 6.651%, (US0001M + 4.250%), 12/15/24	6,868,998	0.5
10,445,988	CenturyLink, Inc. 2017 Term Loan B, 5.152%, (US0001M + 2.750%), 01/31/25	10,214,212	0.7
6,105,000	CommScope, Inc. 2019 Term Loan B, 5.652%, (US0001M + 3.250%), 04/06/26	6,105,763	0.4
2,989,035	Consolidated Communications, Inc. 2016 Term Loan B, 5.410%, (US0001M + 3.000%), 10/04/23	2,875,700	0.2
5,273,176	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.830%, (US0003M + 3.500%), 08/01/24	4,844,730	0.3
7,074,524	Global Tel*Link Corporation 2018 1st Lien Term Loan, 6.652%, (US0001M + 4.250%), 11/29/25	6,846,370	0.5
2,225,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 10.652%, (US0001M + 8.250%), 11/29/26	2,172,156	0.1
3,945,063	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.402%, (US0001M + 3.000%), 11/15/24	3,924,106	0.3
6,880,151	Numericable Group S.A. USD Term Loan B12, 6.082%, (US0001M + 3.688%), 01/31/26	6,690,947	0.5
3,790,250	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.830%, (US0003M + 4.500%), 11/01/24	3,560,467	0.2
3,450,150	Speedcast International Limited Term Loan B, 5.080%, (US0003M + 2.750%), 05/15/25	3,411,336	0.2
1,690,000	Syniverse Holdings, Inc. 2018 2nd Lien Term Loan, 11.401%, (US0001M + 9.000%), 03/11/24	1,267,500	0.1
		83,906,489	5.8

	Utilities: 1.1%
2,850,675	Edgewater Generation, L.L.C. Term Loan, 6.152%, (US0001M + 3.750%), 12/13/25	2,849,250	0.2

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Utilities: (continued)
2,314,337	LMBE-MC Holdco II LLC Term Loan B, 6.330%, (US0003M + 4.000%), 11/14/25	$2,317,230	0.2
3,217,323	Longview Power LLC Term Loan B, 8.590%, (US0003M + 6.000%), 04/13/21	2,823,200	0.2
1,504,790	MRP Generation Holdings, LLC Term Loan B, 9.330%, (US0003M + 7.000%), 10/18/22	1,467,170	0.1
3,442,270	Nautilus Power, LLC Term Loan B, 6.652%, (US0001M + 4.250%), 05/16/24	3,444,422	0.2
1,125,000	Sabre Industries, Inc. 2019 Term Loan B, 6.894%, (US0001M + 4.500%), 04/02/26	1,137,656	0.1
1,720,373	Southeast PowerGen, LLC Term Loan B, 5.902%, (US0001M + 3.500%), 12/02/21	1,668,762	0.1
		15,707,690	1.1

	Total Loans (Cost $1,403,877,393)	1,358,659,648	93.7

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.1%
69,381	(2)	Cumulus Media, Inc. Class-A	1,287,018	0.1
42,856	(2)	Everyware Global, Inc.	35,356	0.0
2,254	(2)	Harvey Gulf International Marine LLC	31,556	0.0
10,072	(2)	Harvey Gulf International Marine LLC - Warrants	141,008	0.0
57,165	(2)	Millennium Health, LLC	857	0.0
–	(3)	Millennium Health, LLC- Corporate Claims Trust	–	0.0
222	(2)	Southcross Holdings GP LLC	–	0.0
222	(2)	Southcross Holdings LP- Class A	116,550	0.0

	Total Equities and Other Assets (Cost $2,353,199)		1,612,345	0.1

	Total Long-Term Investments (Cost $1,406,230,592)		1,360,271,993	93.8

SHORT-TERM INVESTMENTS: 4.4%
		Mutual Funds: 4.4%
64,483,752	(4)	State Street Institutional Liquid Reserves Fund - Premier Class, 2.450% (Cost $64,492,500)	64,496,649	4.4

	Total Short-Term Investments (Cost $64,492,500)		64,496,649	4.4

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2019 (Unaudited) (Continued)

Total Investments (Cost $1,470,723,092)	$1,424,768,642	98.2
Assets in Excess of Other Liabilities	25,838,606	1.8
Net Assets	$1,450,607,248	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this holding is subject to unfunded loan commitments.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0002M	2-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Loans	$–	$1,358,659,648	$–	$1,358,659,648
Equities and Other Assets	1,287,018	325,327	–	1,612,345
Short-Term Investments	64,496,649	–	–	64,496,649
Total Investments, at fair value	$65,783,667	$1,358,984,975	$–	$1,424,768,642

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,470,895,523.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,695,860
Gross Unrealized Depreciation	(47,822,741)

Net Unrealized Depreciation	$(46,126,881)